Schedule of short-term loans (Details) (Paranthetical) - USD ($)				1 Months Ended	12 Months Ended
		Jul. 31, 2024	Nov. 17, 2022	Jul. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Line of Credit Facility [Line Items]
Conversion of Stock, Shares Converted			891,725
Related Party [Member]
Line of Credit Facility [Line Items]
Short term loans - related parties					$ 438,097	$ 759,442
8i Enterprises Pte Ltd [Member] | Related Party [Member]
Line of Credit Facility [Line Items]
Short term loans - related parties					$ 254,892	$ 597,689
Interest Rate					8.00%
Maturities	[1]				December 31, 2025
Sarina Binti Md Amin [Member] | Convertible Notes Third Parties [Member]
Line of Credit Facility [Line Items]
Interest Rate					6.00%
Conversion of Stock, Shares Converted					999
Maxim Group LLC [Member] | Convertible Notes Third Parties [Member]
Line of Credit Facility [Line Items]
Interest Rate					0.00%
Conversion of Stock, Shares Converted		1,408,750		1,408,750

[1]	On March 15, 2024, loan from 8i Enterprises Pte. Ltd and Meng Dong (James) Tan were converted into the Company’s ordinary shares (refer to Note 16). During the year ended December 31, 2024, the Company entered into new loan agreements with 8i Enterprises Pte. Ltd., borrowing an aggregate amount of $254,892. The loans bear interest at a rate of 8% and are scheduled to mature on December 31, 2025.